Leases - Schedule of Supplemental Cash Flow Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash used in operating activities
Operating leases	$ 655,963
Finance leases	60,482
Cash used in financing activities
Finance leases	389,501	$ 177,092
ROU assets obtained in exchange for lease obligations
Finance leases	$ 592,014